Non-interest income	6 Months Ended
Mar. 31, 2025
Non-interest income
Non-interest income

Note 4. Non-interest income

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Net fees
Facility fees	394	387	376	2	5
Transaction fees	536	556	562	(4)	(5)
Other non-risk fee income	81	58	77	40	5
Fee income	1,011	1,001	1,015	1	-
Credit card loyalty programs	(69)	(62)	(72)	11	(4)
Transaction fee related expenses	(102)	(109)	(101)	(6)	1
Fee expenses	(171)	(171)	(173)	-	(1)
Net fees	840	830	842	1	-
Net wealth management	239	223	218	7	10
Trading	298	341	363	(13)	(18)

Other
Dividends received from other entities	1	2	1	(50)	-
Net gain/(loss) on disposal of assets	(1)	9	(3)	large	(67)
Net gain/(loss) on hedging of overseas operations	(1)	(1)	-	-	-
Net gain/(loss) on derivatives held for risk management purposes[a]	2	2	5	-	(60)
Net gain/(loss) on financial instruments measured at fair value	44	(42)	18	large	144
Other	20	8	19	150	5
Total other	65	(22)	40	large	63
Total non-interest income[b]	1,442	1,372	1,463	5	(1)

a.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.
b.

Includes items relating to remediation costs recognised as a $14 million reduction to non-interest income (Second Half 2024: $39 million reduction, First Half 2024: $5 million reduction). Refer to Note 13 (pages 101-105) for further details.